UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.1%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$655	$768,086
County of Jefferson Alabama, RB, Series A, 5.25%, 1/01/19	465	465,018
		1,233,104
Alaska — 1.1%
Northern Tobacco Securitization Corp., Refunding RB, Series A:
4.63%, 6/01/23	725	727,610
5.00%, 6/01/46	530	465,616
		1,193,226
Arizona — 2.0%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,320	1,515,175
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	135	134,507
7.00%, 5/01/20	210	213,801
7.25%, 5/01/27	420	404,448
		2,267,931
California — 7.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/44	720	835,762
California County Tobacco Securitization Agency, RB, CAB Stanislaus, Sub-Series C, 11.05%, 6/01/55 (a)	3,095	32,528
California Health Facilities Financing Authority, RB:
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	370	414,356
Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,213,828
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 7/01/37	325	340,402
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 11/21/45	810	842,044
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	390	398,502
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	375	460,020
California Statewide Communities Development Authority, RB, Series A, 5.00%, 4/01/42	690	774,559

	Par (000)	Value
Municipal Bonds
California (concluded)
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	$250	$283,695
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 6.06%, 1/15/33 (a)	3,835	1,164,459
State of California, GO, Various Purpose:
6.00%, 3/01/33	800	994,808
6.50%, 4/01/33	650	808,210
		8,563,173
Colorado — 1.5%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.50%, 7/01/34	680	778,539
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	5	5,374
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	440	464,693
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	320	365,494
		1,614,100
Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	820	927,248
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,280	1,369,843
		2,297,091
District of Columbia — 1.8%
District of Columbia, Tax Allocation Bonds, City Market O Street Project, Tax Increment Revenue, 5.13%, 6/01/41	690	748,381
Metropolitan Washington Airports Authority, Refunding RB, First Senior Lien, Series A:
5.00%, 10/01/39	160	176,150
5.25%, 10/01/44	1,000	1,108,850
		2,033,381
Florida — 7.3%
Highlands County Florida Health Facilities Authority, Refunding RB, Adventist, Series G, 5.13%, 11/15/32 (b)	1,000	1,109,510
Hillsborough County IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	1,500	1,501,515

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2013 1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	$1,010	$1,099,819
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	720	920,297
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	1,490	1,389,350
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	435	491,794
Series B, 5.00%, 7/01/42	790	881,656
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	785	773,068
		8,167,009
Georgia — 1.4%
DeKalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	265	294,314
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	1,095	1,260,805
		1,555,119
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	425	496,460
Illinois — 14.5%
Chicago Illinois Board of Education, GO, 5.50%, 12/01/39	625	730,631
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	330	377,857
City of Chicago Illinois, GARB, O'Hare International Airport, General Third Lien:
Series A, 5.63%, 1/01/35	800	941,432
Series A, 5.75%, 1/01/39	1,500	1,766,745
Series C, 6.50%, 1/01/41	1,855	2,398,793
City of Chicago Illinois, GO, Series A, 5.00%, 1/01/34	1,430	1,594,193
City of Chicago Illinois, Sales Tax Revenue, Refunding RB, Series A, 5.25%, 1/01/38	260	299,967
Illinois Finance Authority, Refunding RB:
5.00%, 11/15/37	305	346,758
5.00%, 11/15/42	555	626,445
Central DuPage Health, Series B, 5.50%, 11/01/39	2,500	2,838,325

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Illinois Finance Authority, Refunding RB (concluded):
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	$145	$146,105
Metropolitan Pier & Exposition Authority, Refunding RB (AGM):
CAB, Series B, 4.85%, 6/15/44 (a)	2,980	662,663
McCormick Place Expansion Project, Series B, 5.00%, 6/15/50	990	1,082,020
McCormick Place Expansion Project, Series B-2, 5.00%, 6/15/50	785	857,699
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	208,190
6.00%, 6/01/28	940	1,128,855
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	200	229,162
		16,235,840
Indiana — 3.6%
Carmel Redevelopment Authority, Refunding RB, Series A:
4.00%, 8/01/35	355	374,532
4.00%, 8/01/38	570	596,152
Indiana Finance Authority, RB:
First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	500	579,485
Sisters of St. Francis Health, 5.25%, 11/01/39	270	298,172
Indiana Finance Authority, Refunding RB, Community Health Network, Series A, 5.00%, 5/01/42	595	655,113
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	1,060	1,061,611
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	419,317
		3,984,382
Iowa — 1.0%
Iowa Finance Authority, RB, Alcoa, Inc. Project, 4.75%, 8/01/42	365	370,862
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	625	718,900
		1,089,762
Kansas — 0.4%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	450	491,715

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2013 2

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky — 3.1%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	$320	$381,312
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare Inc., Series B (NPFGC), 4.06%, 10/01/24 (a)	5,000	3,127,300
		3,508,612
Louisiana — 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	1,055	1,249,268
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A, 5.00%, 7/01/36	110	125,742
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,000	1,068,500
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B, 5.00%, 5/01/45	1,025	1,159,213
		3,602,723
Maine — 1.0%
Maine State Turnpike Authority, RB, Series A, 5.00%, 7/01/42	1,000	1,150,590
Maryland — 1.9%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	154,115
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,116,930
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	690	791,409
		2,062,454
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Wellesley College Issue, Series J, 5.00%, 7/01/42	570	664,432
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	570	623,882
		1,288,314
	Par (000)	Value
Municipal Bonds
Michigan — 4.0%
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	$1,500	$1,621,695
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	435	482,837
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	465	550,890
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	500	530,695
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,278,660
		4,464,777
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	330	353,925
Nebraska — 1.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	260	293,865
5.00%, 9/01/42	455	499,017
Douglas County Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	720	809,949
		1,602,831
Nevada — 0.9%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	880	962,368
New Jersey — 4.0%
Middlesex County Improvement Authority, RB, Subordinate Heldrich, Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	645	48,014
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
6.40%, 9/15/23	470	482,568
6.25%, 9/15/29	145	147,765
New Jersey EDA, Refunding RB, 5.00%, 6/15/24	305	352,992
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	1,355	1,520,689
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.50%, 6/15/41	575	668,225

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2013 3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	$395	$469,568
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	770	768,067
		4,457,888
New York — 6.0%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	315	47,231
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/42	170	192,328
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	385	435,608
New York City Industrial Development Agency, RB, AMT:
American Airlines Inc., JFK International Airport, 7.75%, 8/01/31 (b)(c)(d)	3,000	3,449,700
British Airways Plc Project, 7.63%, 12/01/32	1,000	1,025,090
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	385	457,507
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/42	555	625,069
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/36	410	487,400
		6,719,933
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	440	489,465
Ohio — 2.3%
County of Hamilton Ohio, RB, Christ Hospital Project, 5.00%, 6/01/42	575	621,253
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	885	956,313
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,000	1,039,290
		2,616,856

	Par (000)	Value
Municipal Bonds
Oregon — 0.8%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	$80	$92,925
Oregon State Facilities Authority, RB, (AGC), 5.00%, 7/01/44	715	791,920
		884,845
Pennsylvania — 1.2%
Allegheny County Hospital Development Authority, Refunding RB, Health System West Penn, Series A, 5.38%, 11/15/40	735	624,735
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, 5.00%, 11/15/40	600	669,672
		1,294,407
Puerto Rico — 3.0%
Puerto Rico Sales Tax Financing Corp., RB, Sub-Series Series A, 6.50%, 8/01/44	1,770	2,009,163
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series C, 5.57%, 8/01/39 (a)	5,910	1,378,212
		3,387,375
South Carolina — 3.4%
South Carolina Jobs, EDA, RB, Palmetto Health, Series C (e):
7.00%, 8/01/13	2,225	2,299,849
7.00%, 8/01/13	275	284,251
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,040	1,172,423
		3,756,523
South Dakota — 0.3%
South Dakota Health and Educational Facilities Authority, RB, 5.00%, 11/01/42	335	367,478
Tennessee — 0.1%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	65	73,633
Texas — 18.1%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	730	130,502
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	680	802,121
City of Austin Texas, Refunding RB, Water & Wastewater System Revenue, 5.00%, 11/15/37	200	233,704

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2013 4

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	$475	$547,343
City of Houston Texas Airport System, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	485	561,198
City of Houston Texas Utility System, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,730	3,327,106
Dallas Fort Worth International Airport, Refunding RB, AMT, 5.00%, 11/01/35	1,065	1,163,491
Fort Bend County Industrial Development Corp., RB, 4.75%, 11/01/42	465	478,132
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 5.36%, 11/15/38 (a)	4,750	1,213,197
La Joya Independent School District, Refunding GO (PSF-GTD):
4.00%, 2/15/32	1,400	1,532,398
4.00%, 2/15/33	1,000	1,090,210
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., 6.38%, 8/15/44	500	585,590
Midland County Fresh Water Supply District Number 1, RB, CAB, 4.57%, 9/15/37 (a)	4,935	1,623,714
North Texas Tollway Authority, RB, CAB, Special Projects System, Series B, 5.12%, 9/01/37 (a)	640	184,768
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	1,025	1,133,435
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,270	1,506,512
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/29	595	649,246
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,000	1,216,640
NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	598,100
Texas State Public Finance Authority, Refunding ERB, KIPP, Inc., Series A (ACA), 5.00%, 2/15/36	500	510,045
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	970	1,139,556
		20,227,008

	Par (000)	Value
Municipal Bonds
Utah — 0.6%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	$635	$716,134
Virginia — 6.4%
City of Norfolk Virginia Parking System, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31 (e)	355	355,433
Fairfax County EDA, Refunding RB, Goodwin House Inc., 5.13%, 10/01/42	1,000	1,036,200
Route 460 Funding Corp. of Virgina Toll Road, RB, Senior Lien, Series A, 5.13%, 7/01/49	390	426,473
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,500	2,882,600
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Project, AMT:
5.25%, 1/01/32	250	273,900
6.00%, 1/01/37	1,500	1,724,520
5.50%, 1/01/42	365	398,609
		7,097,735
Washington — 1.1%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 5/15/21 (e)	630	886,334
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	320	359,901
		1,246,235
Wisconsin — 2.1%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/31	2,165	2,391,459
Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	975	1,109,628
Wyoming Municipal Power Agency, RB, Series A:
5.00%, 1/01/42	95	103,029
5.38%, 1/01/42	500	566,105
		1,778,762
Total Municipal Bonds – 114.3%		127,724,623

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2013 5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	$760	$818,273
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	770	876,030
California — 7.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39 (g)	855	1,001,145
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	1,880	2,127,041
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	740	846,257
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	672,668
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	2,970	3,370,178
		8,017,289
Colorado — 1.9%
Colorado Health Facilities Authority, RB, Catholic Health (AGM), (FSA):
C-3, 5.10%, 10/01/41	1,210	1,319,602
C-7, 5.00%, 9/01/36	780	839,849
		2,159,451
Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,776,536
Series X-3, 4.85%, 7/01/37	1,541	1,741,123
		3,517,659
Illinois — 0.9%
City of Chicago Illinois Waterworks, Refunding RB, 5.00%, 11/01/42	920	1,039,983
Maryland — 1.3%
Maryland Health & Higher Educational Facilities Authority, RB, 5.00%, 11/15/51	1,320	1,477,080

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Massachusetts — 3.5%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$1,430	$1,648,819
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,980	2,230,450
		3,879,269
Michigan — 0.9%
Detroit Water and Sewerage Department, Refunding RB:
5.00%, 7/01/32	500	541,344
5.25%, 7/01/39	425	462,651
		1,003,995
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (g)	645	758,761
New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation, Series B, 5.25%, 6/15/36	760	871,203
New York — 11.6%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	500	596,603
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2, 5.50%, 6/15/40	510	601,822
New York City Transitional Finance Authority, RB, Future Tax Secured Revenue, Sub-Series E-1, 5.00%, 2/01/42	780	896,094
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	3,375	3,883,019
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	2,030	2,408,351
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	4,184	4,518,560
		12,904,449
Tennessee — 1.3%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude's Children's Research Hospital, 5.00%, 7/01/31	1,280	1,403,520
Texas — 3.3%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (g)	2,140	2,446,983

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2013 6

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Texas (concluded)
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$1,080	$1,237,043
		3,684,026
Utah — 1.1%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,155	1,277,892
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	1,785	2,057,721
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	900	1,020,158
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	2,400	2,792,304
		3,812,462

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 44.4%		49,559,063
Total Long-Term Investments (Cost – $160,917,530) – 158.7%		177,283,686

	Shares		Value
Short-Term Securities
Money Market Funds — 2.5%
	FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	2,778,896	$2,778,896

	Par (000)
Pennsylvania — 0.2%
Beaver County IDA, Refunding RB, VRDN, Pennsylvania Electric Co. Project, 0.06%, 2/05/13 (j)	$200		200,000
Total Short-Term Securities (Cost – $2,978,896) – 2.7%			2,978,896
Total Investments (Cost - $163,896,426*) – 161.4%			180,262,582
Other Assets Less Liabilities – 1.2%			1,301,464
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (24.2)%			(26,994,503)
VMTP Shares, at Liquidation Value – (38.4)%			(42,900,000)
Net Assets Applicable to Common Shares – 100.0%			$111,669,543

* As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost		$136,943,277
	Gross unrealized appreciation		$18,141,851
	Gross unrealized depreciation		(1,803,227)
	Net unrealized appreciation		$16,338,624

Notes to Schedule of Investments
(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date
(b)	Variable rate security. Rate shown is as of report date
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments
(d)	Non-income producing security
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction
(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $2,069,678
(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income

FFI Institutional Tax-Exempt Fund	1,161,303	1,617,593	2,778,896	$458

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2013 7

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

(i)	Represents the current yield as of report date
(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FSA	Financial Security Assurance, Inc.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•		Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of January 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$177,283,686	—	$177,283,686
Short-Term Securities	$2,778,896	200,000	—	2,978,896
Total	$2,778,896	$177,483,686	—	$180,262,582
[1]		See above Schedule of Investments for values in each state or political subdivision

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2013 8

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(26,980,681)	—	$(26,980,681)
VMTP shares	—	(42,900,000)	—	(42,900,000)
Total	—	$(69,880,681)	—	$(69,880,681)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2013 9

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 26, 2013